Future Minimum Lease Rentals (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Years ending March 31
2013	¥ 257,416
2014	168,689
2015	56,968
2016	2,653
2017	487
Total future minimum lease rentals	¥ 486,213